Leases - Other Lease Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Operating cash flows from operating leases	$ 2,474	$ 2,003	$ 6,585	$ 3,720	$ 5,624	$ 149
ROU assets obtained in exchange for lease obligations:	$ 0	$ 0	$ 28,252	$ 39,664	$ 39,664	$ 984
Weighted average remaining lease term (years)	7 years 7 months 6 days		7 years 7 months 6 days		8 years 2 months 12 days	1 year
Weighted average discount rate	4.50%		4.50%		5.30%	3.50%